Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

Amended and Restated Supplement dated January 6, 2021 to the
GMO-Usonian Japan Value Creation Fund Statement of Additional Information dated October 25, 2020

The table entitled “Officers” beginning on page 83 of the SAI in the section captioned “Management of the Trust” is replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Jonathan Feigelson YOB: 1962	Trustee; President of the Trust	Trustee and President since September 2019	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017-2019); Senior Managing Director, General Counsel, Head of Regulatory Affairs and Director of Corporate Governance at TIAA -CREF (2006-2016).

Tara Pari YOB: 1976	Chief Executive Officer	Chief Executive Officer since November 2020	Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – November 2020); Head of Fund Reporting and Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 to present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013-September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010-present).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011-present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007-present).

Devin Kelly YOB: 1984	Assistant Treasurer	Since June 2020	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2012-present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002-present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President-Law and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015-present); Associate, K&L Gates LLP (September 2007-July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006-present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015-present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006-November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015-present).

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016-present; Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007-March 2016).

*Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exception of Mr. Feigelson, each officer listed in the table above also serves as an officer of GMO Series Trust.

In the section captioned “Portfolio Management,” the tables appearing on pages 93-94 of the SAI that set forth information about the accounts overseen or managed by the senior members are replaced with the following:

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Tariq Ali	1	$286,174,331	1	$0	0	$0
Joe Auth	2	$1,010,113,942	0	$0	0	$0
Amit Bhartia	2	$4,032,293,152	3	$348,127,501	3	$918,299,074
B.J. Brannan	1	$235,001,706	1	$0	0	$0
Warren Chiang	1	$3,071,456,791	2	$203,926,179	1	$569,553,037
Ty Cobb	1	$6,284,307,297	1	$42,352,476	6	$2,931,271,782
Arjun Divecha	2	$4,032,293,152	3	$348,127,501	3	$918,299,074
Jason Halliwell	1	$851,843,472	6	$6,795,596,753	4	$455,797,383
Thomas Hancock	3	$6,921,348,422	5	$249,329,612	8	$3,058,079,727
Simon Harris	5	$3,984,803,093	1	$47,640,265	6	$894,617,337
Anthony Hene	1	$6,284,307,297	1	$42,352,476	6	$2,931,271,782
Jason Hotra	1	$530,265,393	2	$205,626,327	1	$71,815,725
Ben Inker	11	$12,925,505,163	8	$2,930,616,832	77	$15,834,253,656
Matt Kadnar	1	$235,001,706	1	$0	0	$0
Tracey Keenan	1	$222,625,856	0	$0	0	$0
Van Le	1	$36,444,046	0	$0	0	$0
Riti Samanta[2]	0	$0	0	$0	0	$0
John Thorndike	11	$12,925,505,163	8	$2,930,616,832	77	$15,834,253,656
Tina Vandersteel	1	$4,353,193,676	3	$2,785,524,602	0	$0
Josh White	4	$3,948,359,047	0	$0	6	$894,617,337
Lucas White	2	$637,041,126	2	$139,877,765	2	$126,807,944

Senior Member	Registered investment companies managed for which GMO receives a performance-based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance-based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Tariq Ali	0	$0	0	$0	0	$0
Joe Auth	0	$0	0	$0	0	$0
Amit Bhartia	0	$0	0	$0	1	$128,000,710
B.J. Brannan	0	$0	0	$0	0	$0
Warren Chiang	0	$0	0	$0	0	$0
Ty Cobb	0	$0	0	$0	1	$423,364,225
Arjun Divecha	0	$0	0	$0	1	$128,000,710
Jason Halliwell	0	$0	6	$6,795,596,753	2	$254,139,449
Thomas Hancock	0	$0	2	$64,899,528	1	$423,364,225
Simon Harris	0	$0	0	$0	0	$0
Anthony Hene	0	$0	0	$0	1	$423,364,225
Jason Hotra	0	$0	0	$0	1	$71,815,725
Ben Inker	0	$0	4	$2,814,832,881	34	$3,333,624,392
Matt Kadnar	0	$0	0	$0	0	$0
Tracey Keenan	0	$0	0	$0	0	$0
Van Le	0	$0	0	$0	0	$0
Riti Samanta[2]	0	$0	0	$0	0	$0
John Thorndike	0	$0	4	$2,814,832,881	34	$3,333,624,392
Tina Vandersteel	0	$0	2	$1,380,528,866	0	$0
Josh White	0	$0	0	$0	0	$0
Lucas White	0	$0	1	$11,067,289	0	$0

1 For some senior members, “Total assets” includes assets invested by other Funds.

2 Information about the accounts overseen or managed by Ms. Samanta is provided as of May 31, 2020.

In addition, in the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the tables appearing on pages 95-97 of the SAI that set forth the dollar range of each senior member’s direct and indirect beneficial share ownership are replaced with the following:

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Tariq Ali	Special Opportunities Fund	None

Joe Auth	High Yield Fund	None
	Opportunistic Income Fund	$100,001 - $500,000

Amit Bhartia	Emerging Domestic Opportunities Fund	Over $1,000,000
	Emerging Markets Fund	$10,001 - $50,000

B.J. Brannan	Alternative Allocation Fund	$50,001 - $100,000

Warren Chiang	Emerging Markets Fund	$100,001 - $500,000

Ty Cobb	Quality Fund	$100,001 - $500,000
	Cyclical Focus Fund	None[1]

Arjun Divecha	Emerging Domestic Opportunities Fund	Over $1,000,000
	Emerging Markets Fund	Over $1,000,000

Jason Halliwell	SGM Major Markets Fund	None

Thomas Hancock	Climate Change Fund	Over $1,000,000
	Quality Fund	Over $1,000,000
	Resources Fund	Over $1,000,000
	Cyclical Focus Fund	None[1]

Simon Harris	International Equity Fund	None
	Risk Premium Fund	None
	Tax-Managed International Equities Fund	None
	U.S. Equity Fund	None
	U.S. Small Cap Value Fund	None

Anthony Hene	Quality Fund	$100,001 - $500,000
	Cyclical Focus Fund	$100,001 - $500,000[1]

Jason Hotra	Multi-Sector Fixed Income Fund	$50,001 - $100,000

Ben Inker	Alternative Allocation Fund	None
	Asset Allocation Bond Fund	None
	Benchmark-Free Allocation Fund	Over $1,000,000
	Benchmark-Free Fund	None
	Global Asset Allocation Fund	None
	Global Developed Equity Allocation Fund	None
	Global Equity Allocation Fund	None
	Implementation Fund	None
	International Developed Equity Allocation Fund	None
	International Equity Allocation Fund	None
	Strategic Opportunities Allocation Fund	None

Matt Kadnar	Alternative Allocation Fund	$100,001 - $500,000

Tracey Keenan	Strategic Short-Term Fund	None
	U.S. Treasury Fund	None

Van Le	Risk Premium Fund	None

Riti Samanta	Multi-Sector Fixed Income Fund	None[1]

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
John Thorndike	Asset Allocation Bond Fund	None
	Benchmark-Free Allocation Fund	None
	Benchmark-Free Fund	None
	Global Asset Allocation Fund	None
	Global Developed Equity Allocation Fund	None
	Global Equity Allocation Fund	None
	Implementation Fund	None
	International Developed Equity Allocation Fund	None
	International Equity Allocation Fund	None
	Strategic Opportunities Allocation Fund	None

Tina Vandersteel	Emerging Country Debt Fund	$100,001 - $500,000
	Emerging Country Debt Shares Fund	None

Josh White	International Equity Fund	None
	Tax-Managed International Equities Fund	None
	U.S. Equity Fund	None
	U.S. Small Cap Value Fund	None

Lucas White	Climate Change Fund	$100,001 - $500,000
	Resources Fund	$100,001 - $500,000

1 Information is provided as of May 31, 2020.

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Tariq Ali	Special Opportunities Fund	None

Joe Auth	High Yield Fund	None
	Opportunistic Income Fund	None

Amit Bhartia	Emerging Domestic Opportunities Fund	None
	Emerging Markets Fund	None

B.J. Brannan	Alternative Allocation Fund	None

Warren Chiang	Emerging Markets Fund	None

Ty Cobb	Quality Fund	None
	Cyclical Focus Fund	None[1]

Arjun Divecha	Emerging Domestic Opportunities Fund	None
	Emerging Markets Fund	None

Jason Halliwell	SGM Major Markets Fund	$1 - $10,000

Thomas Hancock	Climate Change Fund	None
	Quality Fund	None
	Resources Fund	None
	Cyclical Focus Fund	None[1]

Simon Harris	International Equity Fund	$10,001 - $50,000
	Risk Premium Fund	None
	Tax-Managed International Equities Fund	None
	U.S. Equity Fund	$1 - $10,000
	U.S. Small Cap Value Fund	$1 - $10,000

Anthony Hene	Quality Fund	$10,001 - $50,000
	Cyclical Focus Fund	None[1]

Jason Hotra	Multi-Sector Fixed Income Fund	None

Ben Inker	Alternative Allocation Fund	None
	Asset Allocation Bond Fund	None
	Benchmark-Free Allocation Fund	None
	Benchmark-Free Fund	None
	Global Asset Allocation Fund	None
	Global Developed Equity Allocation Fund	None
	Global Equity Allocation Fund	None
	Implementation Fund	Over $1,000,000
	International Developed Equity Allocation Fund	None
	International Equity Allocation Fund	None
	Strategic Opportunities Allocation Fund	None

Matt Kadnar	Alternative Allocation Fund	None

Tracey Keenan	Strategic Short-Term Fund	None
	U.S. Treasury Fund	$1 - $10,000

Van Le	Risk Premium Fund	None

Riti Samanta	Multi-Sector Fixed Income Fund	None[1]

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
John Thorndike	Asset Allocation Bond Fund	None
	Benchmark-Free Allocation Fund	None
	Benchmark-Free Fund	None
	Global Asset Allocation Fund	None
	Global Developed Equity Allocation Fund	None
	Global Equity Allocation Fund	None
	Implementation Fund	None
	International Developed Equity Allocation Fund	None
	International Equity Allocation Fund	None
	Strategic Opportunities Allocation Fund	None

Tina Vandersteel	Emerging Country Debt Fund	None
	Emerging Country Debt Shares Fund	None[1]

Josh White	International Equity Fund	$10,001 - $50,000
	Tax-Managed International Equities Fund	None
	U.S. Equity Fund	$1 - $10,000
	U.S. Small Cap Value Fund	$1 - $10,000

Lucas White	Climate Change Fund	None
	Resources Fund	None

1 Information is provided as of May 31, 2020.